PROMISSORY NOTE RECEIVABLE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
PROMISSORY NOTE RECEIVABLE
Balance at the beginning	$ 1,409
Additions	755	$ 2,360
Interest and fees	217	82
Acquisition Consideration, Promissory Note Receivable	(762)
Acquisition of Green Roads (Note 19)	100
Foreign currency translation gain	3
Repayments, Promissory Note Receivable	(1,635)	(1,033)
Balance at the end	$ 87	$ 1,409